Accounts Receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounts Receivable [Line Items]
Accounts receivable	$ 2,750,214	$ 2,260,222
Percentage of accounting receivable	99.10%
Accounts Receivable [Member]
Accounts Receivable [Line Items]
Accounts receivable	$ 2,720,000